Note 8 - Inventories - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Raw materials	$ 73,629	$ 74,750
Work in progress	58,076	53,569
Finished goods	35,565	33,051
Inventories	$ 167,270	$ 161,370